Provisions and contingent liabilities - Summary of contingent liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Feb. 14, 2024	Dec. 31, 2023	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2013
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R$ 2,481,746		R$ 1,826,688
Banco Modal SA Employees Profit Sharing Plan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	7,464
Tax
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	1,338,518		653,714
Tax | Federal Revenue of Brazil v. Company re. Brazilian Law 10,101/00
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				R$ 189,277	R$ 154,026	R$ 127,286	R$ 55,232	R$ 21,979
Tax | Employees Profit Sharing Plan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		R$ 206,358
Tax | Amortization of Goodwill
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	97,908
Civil
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	970,615		883,485
Labor Contingent Liability [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R$ 172,613		R$ 289,489